Schedule of Assumptions Used for Estimating the Fair Value of Options (Details) - Options [Member]	12 Months Ended
	Oct. 31, 2023 yr $ / shares	Oct. 31, 2022 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.87%	1.47%
Option contractual life | yr	10	10
Expected volatility	18.43%	17.89%
Expected dividend yield	3.69%	3.66%
Exercise price/share price | $ / shares	$ 90.55	$ 95.33